Stock Compensation Expense (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Stock Compensation Expense (Details) [Line Items]
Cost of revenues	$ 20,439	$ 20,439
Prepaid Expense and Other Assets	$ 100,000	$ 200,000